Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Lease and Purchase Obligations
We lease certain property, plant, and equipment used in our operations under both capital and operating lease agreements. Such leases, which are primarily for operating facilities, office space, machinery, and equipment, have lease terms ranging from one to 20 years. Rent expense was $4.4 million and $2.1 million for the three months ended June 30, 2014 and 2013, respectively, and $8.8 million and $4.0 million for the six months ended June 30, 2014 and 2013, respectively. The Company leases certain operating facilities and equipment under capital lease arrangements. These assets are included in property, plant, and equipment, net, on the unaudited condensed consolidated balance sheet.
We have entered into various contracts, in the normal course of business, obligating us to purchase minimum quantities of raw materials used in our production and distribution processes, including soybeans and organic raw milk. We enter into these contracts from time to time to ensure a sufficient supply of raw materials. In addition, we have contractual obligations to purchase various services that are part of our production process.
Litigation, Investigations, and Audits
The Company is involved in various litigation, investigations, and audit proceedings in the normal course of business. It is management’s opinion, after consultation with counsel and a review of the facts, that a material adverse effect on the financial position, liquidity, or results of operations, or cash flows of the Company is not probable or reasonably possible.

Commitments and Contingencies
Lease and Purchase Obligations
We lease certain property, plant, and equipment used in our operations under both capital and operating lease agreements. Such leases, which are primarily for office space, machinery, and equipment, have lease terms ranging from one to 10 years. We did not have any material capital lease obligations as of December 31, 2013 and 2012. Rent expense was $15.6 million, $8.0 million, and $8.5 million for 2013, 2012, and 2011, respectively.
Future minimum payments at December 31, 2013, under non-cancelable operating leases with terms in excess of one year are summarized below:

Operating leases
(In thousands)
2014	$20,582
2015	14,209
2016	10,526
2017	8,200
2018	6,203
Thereafter	9,884
Total minimum lease payments	$69,604

We have entered into various contracts, in the normal course of business, obligating us to purchase minimum quantities of raw materials used in our production and distribution processes, including soybeans and organic raw milk. We enter into these contracts from time to time to ensure a sufficient supply of raw materials. In addition, we have contractual obligations to purchase various services that are part of our production process.
Litigation, Investigations, and Audits
The Company is involved in various litigation, investigations, and audit proceedings in the normal course of business. It is management’s opinion, after consultation with counsel and a review of the facts, a material adverse effect on the financial position, liquidity, results of operations, or cash flows of the Company is not probable or reasonably possible.